Average Annual Total Returns	12 Months Ended
Dec. 31, 2014
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.84%
Five Years	11.18%
Ten Years	6.94%
Inception Date	Nov. 09, 1992
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.99%
Five Years	11.34%
Ten Years	7.07%
Inception Date	Nov. 13, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.00%
Five Years	11.36%
Ten Years	7.10%
Inception Date	Dec. 01, 2000
Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.83%
Five Years	9.29%
Since Inception	4.86%
Inception Date	May 02, 2008
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.18%
Five Years	10.55%
Ten Years	6.21%
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.29%
Five Years	10.68%
Ten Years	6.32%
Return After Taxes on Distributions | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.50%
Five Years	8.03%
Since Inception	3.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.76%
Five Years	8.71%
Ten Years	5.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.86%
Five Years	8.85%
Ten Years	5.45%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.55%
Five Years	6.95%
Since Inception	3.43%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.06%
Five Years	11.54%
Ten Years	7.16%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.06%
Five Years	11.54%
Ten Years	7.16%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.06%
Five Years	11.54%
Ten Years	7.16%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Ten Years	8.15%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.72%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.72%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	15.72%
Ten Years	8.11%
Managed Payout Composite Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.58%
Five Years	8.09%
Since Inception	3.94%
FTSE All-World Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.63%
Five Years	9.45%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	4.72%
MSCI ACWI Equity IMI | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.84%
Five Years	9.48%
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.58%
Five Years	none
Ten Years	none